PROVISION FOR JUDICIAL LIABILITIES	6 Months Ended
Jun. 30, 2022
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES

20.PROVISION FOR JUDICIAL LIABILITIES

The Company is involved in certain legal proceedings arising from the normal course of business, which include tax, social security, labor, civil, environment and real estate risks.

The Company classifies the risk of unfavorable decisions in the legal proceedings, based on legal advice, which reflect the estimated probable losses.

The Company’s Management believes that, based on the elements existing at the base date of these unaudited condensed consolidated interim financial information, its provision for tax, social security, civil, environment and labor risks, accounted for according to IAS 37 is enough to cover estimated losses related to its legal proceedings, as set forth below:

20.1.Rollforward and changes in the provisions according to the nature of the proceedings for probable losses, net of judicial deposits

	June 30,
	2022
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Balance provision at the beginning of the period	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,450)	(20,416)	(715)		(35,581)
Write-off	(1,948)	(12,803)	(207)	(17,392)	(32,350)
Additions	6,301	61,553	10,105		77,959
Monetary adjustment	10,316	7,544	9,107		26,967
Balance provision	477,315	214,803	100,882	2,677,149	3,470,149
Judicial deposits	(146,937)	(16,322)	(21,891)		(185,150)
Balance provision at the end of the period	330,378	198,481	78,991	2,677,149	3,284,999

1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,479,208 and civil in the amount of R$197,941, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3- Business Combination.

2)	Reversal due to a change in prognosis and/or settlement.

	December 31,
	2021
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Balance provision at the beginning of the year	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(21,155)	(37,368)	(49,519)		(108,042)
Write-off	(5,807)	(105,366)	(9,249)	(14,712)	(135,134)
Additions	17,718	88,777	79,245		185,740
Monetary adjustment	10,270	15,702	11,747		37,719
Balance provision	477,096	178,925	82,592	2,694,541	3,433,154
Judicial deposits	(135,590)	(45,302)	(19,650)		(200,542)
Balance provision at the end of the year	341,506	133,623	62,942	2,694,541	3,232,612

1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,496,358 and civil in the amount of R$198,183, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.
2)	Reversal due to a change in prognosis and/or settlement.

20.1.1.Tax and social security

For the six-month period ended June 30, 2022, the Company has 49 (forty-nine) (50 (fifty) as of December 31, 2021) administrative and judicial lawsuits of a tax and social security nature in which the disputed matters related, Income Tax (“IRPJ”), Social Contribution (“CSLL”), Social Integration Program (“PIS”), Social Security Funding Contribution (“COFINS”), Social Security Contribution, Tax on Sales and Services (“ICMS”), among others whose amounts are provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and the Management.

20.1.2.Labor

For the six-month period ended June 30, 2022, the Company has 1.136 (one thousand, one hundred and thirty-six) ((987 (nine hundred eighty-seven) as of December 31, 2021) labor lawsuits.

In general, labor lawsuits are related primarily to matters frequently contested by employees in agribusiness companies, such as certain wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.3.Civil, environment and real estate

For the six-month period ended June 30, 2022, the Company has 60 (sixty) (57 (fifty-seven) as of December 31, 2021) civil, environmental and real estate lawsuits.

Civil, environment and real estate proceedings are related primarily to payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.Contingencies with possible losses

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by Management with the support from legal counsel and therefore no provision was recorded:

	June 30,	December 31,
	2022	2021
Taxes and social security (1)	7,800,026	7,539,938
Labor	202,061	211,767
Civil and environment (1)	4,067,898	3,691,778
	12,069,985	11,443,483

1)	The amounts above do not include the fair value adjustment allocated to probable contingencies of R$2,645,908 (R$2,515,486 as of December 31, 2021), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.

In the six-month period ended June 30, 2022, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2021 (Note 20).

20.3.Contingent assets

In the six-month period ended June 30, 2022, there were no significant changes in main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2021 (Note 20).